Net Loss Per Share (Details) - USD ($)	4 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Numerator:
Net loss	$ 2,607,927	$ 4,945,139
Denominator:
Weighted average common stock outstanding, basic and diluted	16,246,432	26,793,745
Net loss per share, basic and diluted	$ (0.16)	$ (0.18)